Income taxes - Movement in deferred tax assets and liabilities during the year (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		$ (20.1)		$ (3.5)
Recognised in profit or loss		(151.5)		(19.3)
Recognised in other comprehensive income		(5.4)		2.7
Ending balance		(177.0)		(20.1)
Fixed assets (including right of use assets)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		(591.7)	[1]	(428.9)
Recognised in profit or loss		(208.1)		(162.8)
Recognised in other comprehensive income		(0.1)
Ending balance	[1]	(799.9)		(591.7)
Financial instruments and lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		549.4		405.0
Recognised in profit or loss		(11.3)		141.5
Recognised in other comprehensive income		(4.7)		2.9
Ending balance		533.4		549.4
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		13.4		13.4
Recognised in profit or loss		5.3		0.3
Recognised in other comprehensive income				(0.3)
Ending balance		18.7		13.4
Accumulated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		0.5		0.4
Recognised in profit or loss		57.8		0.1
Ending balance		58.3		0.5
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		8.3		6.6
Recognised in profit or loss		4.8		1.6
Recognised in other comprehensive income		(0.6)		0.1
Ending balance		$ 12.5		$ 8.3

[1]	In accordance with Israeli Income Tax Regulations, the Group is entitled to deduct depreciation for vessels and related equipment at a higher rate than recorded in its financial statements.